Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per share
The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
	(In millions, except per share amounts)
Numerator:
Net income	$2,856	$2,609	$3,229
Denominator:
Weighted average shares of common stock - basic	1,295	1,292	1,293
Dilutive effect of equity incentive awards	18	21	20
Weighted average shares of common stock - diluted	1,313	1,313	1,313
Net income per share:
Basic	$2.20	$2.02	$2.50
Diluted	$2.18	$1.99	$2.46
Common stock equivalents excluded from income per diluted share because their effect would have been anti-dilutive	4	4	17